Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure

13.	Income Taxes

The components of our income tax provision in 2013, 2012 and 2011 were as follows:

(Millions)	2013	2012	2011
Current taxes:
Federal	$901.9	$731.5	$935.8
State	55.7	48.4	101.0
Total current taxes	957.6	779.9	1,036.8
Deferred taxes (benefits):
Federal	63.0	112.8	50.0
State	8.0	(5.2)	5.3
Total deferred income taxes	71.0	107.6	55.3
Total income taxes	$1,028.6	$887.5	$1,092.1

Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2013	2012	2011
Income before income taxes	$2,940.5	$2,545.4	$3,077.8
Tax rate	35%	35%	35%
Application of the tax rate	1,029.2	890.9	1,077.2
Tax effect of:
Other, net	(.6)	(3.4)	14.9
Income taxes	$1,028.6	$887.5	$1,092.1

The significant components of our net deferred tax assets at December 31, 2013 and 2012 were as follows:

(Millions)	2013	2012
Deferred tax assets:
Reserve for anticipated future losses on discontinued products	$225.2	$157.4
Employee and postretirement benefits	130.9	474.1
Investments, net	76.0	79.2
Deferred policy acquisition costs	21.9	28.5
Insurance reserves	237.4	166.8
Debt fair value adjustments	62.0	—
Net operating losses	176.2	134.8
Severance and facilities	30.1	20.4
Litigation-related settlement	43.5	43.0
Other	106.3	77.6
Gross deferred tax assets	1,109.5	1,181.8
Less: Valuation allowance	139.3	134.4
Deferred tax assets, net of valuation allowance	970.2	1,047.4
Deferred tax liabilities:
Unrealized gains on investment securities	192.8	458.9
Goodwill and other acquired intangible assets	861.9	400.9
Cumulative depreciation and amortization	258.2	234.6
Total gross deferred tax liabilities	1,312.9	1,094.4
Net deferred tax assets (1)	$(342.7)	$(47.0)

(1)
Includes $521.5 million and $426.5 million classified as current assets at December 31, 2013 and 2012, respectively. Includes $864.2 million and $473.5 million classified as long-term liabilities at December 31, 2013 and 2012, respectively.

Valuation allowances are provided when we estimate that it is more likely than not that deferred tax assets will not be realized. A valuation allowance has been established on certain federal and state net operating losses. We base our estimates of the future realization of deferred tax assets primarily on historic taxable income and existing deferred tax liabilities.

We participate in the Compliance Assurance Process (the “CAP”) with the Internal Revenue Service (the “IRS”). Under the CAP, the IRS undertakes audit procedures during the tax year and as the return is prepared for filing. The IRS has concluded its CAP audit of our 2012 tax return as well as all the prior years. We expect the IRS will conclude its CAP audit of our 2013 tax return in 2014.

We are also subject to audits by state taxing authorities for tax years from 2000 through 2012. We believe we carry appropriate reserves for any exposure to state tax issues.

At both December 31, 2013 and December 31, 2012 we did not have material uncertain tax positions reflected in our consolidated balance sheets.

We paid net income taxes of $891 million, $741 million and $899 million in 2013, 2012 and 2011, respectively.